Exhibit 99.1

World Omni Auto Receivables Trust 2023-B
Monthly Servicer Certificate
December 31, 2025

Dates Covered
Collections Period	12/01/25 - 12/31/25
Interest Accrual Period	12/15/25 - 01/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/25	278,806,651.51	18,034
Yield Supplement Overcollateralization Amount 11/30/25	15,950,523.25	0
Receivables Balance 11/30/25	294,757,174.76	18,034
Principal Payments	15,549,463.12	626
Defaulted Receivables	535,535.98	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/25	14,678,905.04	0
Pool Balance at 12/31/25	263,993,270.62	17,383

Pool Statistics	$ Amount	# of Accounts
Pool Factor	23.97%
Prepayment ABS Speed	1.31%
Aggregate Starting Principal Balance	1,162,826,061.02	44,579

Delinquent Receivables:
Past Due 31-60 days	6,731,870.25	291
Past Due 61-90 days	1,999,023.01	80
Past Due 91-120 days	594,866.22	23
Past Due 121+ days	0.00	0
Total	9,325,759.48	394

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.35%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.93%
Delinquency Trigger Occurred	NO

Recoveries	368,435.26
Aggregate Net Losses/(Gains) - December 2025	167,100.72
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.68%
Prior Net Losses/(Gains) Ratio	0.60%
Second Prior Net Losses/(Gains) Ratio	0.06%
Third Prior Net Losses/(Gains) Ratio	0.08%
Four Month Average	0.36%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.66%

Overcollateralization Target Amount	5,232,239.66
Actual Overcollateralization	5,232,239.66
Weighted Average Contract Rate	5.90%
Weighted Average Contract Rate, Yield Adjusted	10.13%
Weighted Average Remaining Term	33.19

Flow of Funds	$ Amount
Collections	17,389,331.56
Investment Earnings on Cash Accounts	10,907.04
Servicing Fee	(245,630.98)
Transfer to Collection Account	-
Available Funds	17,154,607.62

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	881,017.47
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	127,914.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	67,288.50
(7) Noteholders' Third Priority Principal Distributable Amount	9,581,141.23
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,232,239.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,265,006.51

Total Distributions of Available Funds	17,154,607.62

Servicing Fee	245,630.98
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	996,700,000.00
Original Class B	31,390,000.00
Original Class C	15,740,000.00

Total Class A, B, & C
Note Balance @ 12/15/25	273,574,411.85
Principal Paid	14,813,380.89
Note Balance @ 01/15/26	258,761,030.96

Class A-1
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-2a
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-2b
Note Balance @ 12/15/25	0.00
Principal Paid	0.00
Note Balance @ 01/15/26	0.00
Note Factor @ 01/15/26	0.0000000%

Class A-3
Note Balance @ 12/15/25	126,944,411.85
Principal Paid	14,813,380.89
Note Balance @ 01/15/26	112,131,030.96
Note Factor @ 01/15/26	37.7291490%

Class A-4
Note Balance @ 12/15/25	99,500,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	99,500,000.00
Note Factor @ 01/15/26	100.0000000%

Class B
Note Balance @ 12/15/25	31,390,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	31,390,000.00
Note Factor @ 01/15/26	100.0000000%

Class C
Note Balance @ 12/15/25	15,740,000.00
Principal Paid	0.00
Note Balance @ 01/15/26	15,740,000.00
Note Factor @ 01/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,076,220.22
Total Principal Paid	14,813,380.89
Total Paid	15,889,601.11

Class A-1
Coupon	5.31600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.98385%
Coupon	4.69385%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.66000%
Interest Paid	492,967.47
Principal Paid	14,813,380.89
Total Paid to A-3 Holders	15,306,348.36

Class A-4
Coupon	4.68000%
Interest Paid	388,050.00
Principal Paid	0.00
Total Paid to A-4 Holders	388,050.00

Class B
Coupon	4.89000%
Interest Paid	127,914.25
Principal Paid	0.00
Total Paid to B Holders	127,914.25

Class C
Coupon	5.13000%
Interest Paid	67,288.50
Principal Paid	0.00
Total Paid to C Holders	67,288.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.0310302
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.1913730
Total Distribution Amount	15.2224032

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.6587062
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.8431389
Total A-3 Distribution Amount	51.5018451

A-4 Interest Distribution Amount	3.9000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.9000000

B Interest Distribution Amount	4.0750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.0750000

C Interest Distribution Amount	4.2750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.2750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	646.79
Noteholders' Principal Distributable Amount	353.21

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/25	2,616,119.83
Investment Earnings	7,956.04
Investment Earnings Paid	(7,956.04)
Deposit/(Withdrawal)	-
Balance as of 01/15/26	2,616,119.83
Change	-

Required Reserve Amount	2,616,119.83

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,286,303.03	$2,383,270.98	$2,782,658.06
Number of Extensions	107	107	122
Ratio of extensions to Beginning of Period Receivables Balance	0.78%	0.77%	0.85%